Financial Information on Subsidiaries, Summarized - Summary of Financial Information on Subsidiaries (Detail) - CLP ($) $ in Thousands	2 Months Ended	12 Months Ended
	Feb. 29, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Current Assets		$ 672,467,353	$ 658,599,127
Non-current Assets		2,996,760,726	2,895,863,064
TOTAL ASSETS		3,669,228,079	3,554,462,191
Current Liabilities		593,881,208	543,356,501
Non-current Liabilities		1,077,855,824	1,022,091,737
Equity		1,997,491,047	1,989,013,953	$ 1,729,760,249	$ 3,543,890,079
TOTAL LIABILITIES AND EQUITY		3,669,228,079	3,554,462,191
Revenues		1,481,554,138	1,599,032,140	1,639,959,815
Profit (loss)		318,205,236	425,542,215	521,432,373
Other Comprehensive Income		(106,992,988)	67,663,517	(86,682,199)
TOTAL COMPREHENSIVE INCOME		211,212,248	493,205,732	$ 434,750,174
Discontinued Operations [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Revenues	$ 229,074,809
Empresa Electrica Pehuenche S.A. [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Current Assets		51,279,432	35,369,243
Non-current Assets		179,693,183	186,760,346
TOTAL ASSETS		230,972,615	222,129,589
Current Liabilities		44,459,385	38,310,560
Non-current Liabilities		46,238,191	48,261,590
Equity		140,275,039	135,557,439
TOTAL LIABILITIES AND EQUITY		230,972,615	222,129,589
Revenues		162,768,187	152,501,383
Costs		(21,539,172)	(36,289,330)
Profit (loss)		93,679,208	76,860,591
TOTAL COMPREHENSIVE INCOME		93,679,208	76,860,591
Group Inversiones GasAtacama Holding Ltda. [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Current Assets		154,726,337	182,143,224
Non-current Assets		601,914,918	611,319,090
TOTAL ASSETS		756,641,255	793,462,314
Current Liabilities		61,155,090	75,370,131
Non-current Liabilities		94,466,221	83,894,881
Equity		601,019,944	634,197,303
TOTAL LIABILITIES AND EQUITY		756,641,255	793,462,315
Revenues		271,433,788	307,272,380
Costs		(94,746,409)	(170,752,796)
Profit (loss)		87,093,211	54,725,392
Other Comprehensive Income		(5,273,886)	(3,338,115)
TOTAL COMPREHENSIVE INCOME		$ 81,819,325	$ 51,387,277